Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Earnings Per Share

In accordance with ASC 260, “Earnings Per Share”, the following table reconciles basic shares outstanding to fully diluted shares outstanding for the year ended December 31, 2018:

December 31, 2018
Weighted average number of common shares outstanding - Basic	64,417,684
Series A preferred stock	37,603
Series B preferred stock	37,603
Convertible notes payable	4,356,164
Weighted average number of common and equivalent shares outstanding-Diluted	68,849,054